Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Current accounts			$ 84,538				$ 17,550
Bank deposits			19				15
Total cash and cash equivalents	$ 40,898	$ 99,912	$ 84,557	[1]	$ 52,490	$ 17,105	$ 17,565	$ 3,073

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).